Statement of Cash Flows (USD $)	6 Months Ended		12 Months Ended		20 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Operating Activities:
Net loss	$ (188,054)	$ (366,461)	$ (618,695)	$ (342,000)	$ (960,695)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation and amortization	1,116	1,104	2,239	531	2,770
Changes in operating assets and liabilities:
Change in accounts receivable - Comanche investment	(87,129)
Change in accounts payable	261,295	69,904	1,341,837	88,238	1,430,075
Net cash used in operating activities	(12,772)	(295,453)	725,381	(253,231)	472,150
Investing Activities:
Investments in Comanche Exploration, LLC	(1,143,417)	(1,500,000)	(3,000,000)		(3,000,000)
Deposits to Comanche Exploration, LLC		(500,000)	(1,692,953)	(500,000)	(2,192,953)
Refund of prepaid deposits from Comanche Exploration, LLC		160,969	660,969		660,969
Net cash used in investing activities	(1,143,417)	(1,839,031)	(4,031,984)	(500,000)	(4,531,984)
Financing Activities:
Redemption of common stock				(1,950)	(1,950)
Proceeds from issuance of common stock			59	1,950	2,009
Proceeds from borrowings from related parities	170,000	2,090,000	4,970,000	530,000	5,500,000
Proceeds from payments to related parties			(805,000)		(805,000)
Proceeds from notes payable borrowing			125,000	225,000	350,000
Proceeds from shareholders' paid-in capital		50,000	17,641		17,641
Net cash generated by financing activities	170,000	2,140,000	4,307,700	755,000	5,062,700
Increase (decrease) in cash and cash equivalents	(986,189)	5,516	1,001,097	1,769	1,002,866
Cash, beginning of the period	1,002,866	1,769	1,769
Cash, end of the period	16,677	7,285	1,002,866	1,769	1,002,866
Supplemental cash flow disclosure:
Cash paid for interest	6,340	2,641	6,340
Cash paid for income taxes